Note 9 - Office Properties and Equipment (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 9 - Office Properties and Equipment (Details) [Line Items]
Depreciation	$ 1,038,000	$ 1,089,000	$ 1,445,000	$ 1,407,000
Gain (Loss) on Disposition of Property Plant Equipment	42,000	149,000	106,000	17,000
Proceeds from Sale of Property, Plant, and Equipment	1,871,000	272,000	272,000	21,000
Operating Leases, Rent Expense			298,000	257,000
Rental Income, Nonoperating			66,000	67,000
2 Properties [Member]
Note 9 - Office Properties and Equipment (Details) [Line Items]
Assets Held-for-sale, Property, Plant and Equipment			565,000
Three Locations [Member]
Note 9 - Office Properties and Equipment (Details) [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment			147,000
One Location [Member]
Note 9 - Office Properties and Equipment (Details) [Line Items]
Land Available-for-sale			113,000
Proceeds from Sale of Property, Plant, and Equipment			237,500
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property			123,000
Leasehold Improvements [Member]
Note 9 - Office Properties and Equipment (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			23,500
Gain (Loss) on Sale of Loans and Leases			$ 23,500
Bank Premises [Member] | Maximum [Member]
Note 9 - Office Properties and Equipment (Details) [Line Items]
Finite-Lived Intangible Asset, Weighted Average Period before Next Renewal or Extension			10 years
Minimum [Member]
Note 9 - Office Properties and Equipment (Details) [Line Items]
Finite-Lived Intangible Asset, Weighted Average Period before Next Renewal or Extension			5 years
Maximum [Member]
Note 9 - Office Properties and Equipment (Details) [Line Items]
Finite-Lived Intangible Asset, Weighted Average Period before Next Renewal or Extension			25 years